                        OPPENHEIMER MULTI CAP VALUE FUND
                    Supplement dated February 5, 2003 to the
  Statement of Additional Information dated November 26, 2002, revised February
                                     4, 2003

The Statement of Additional Information is changed as follows:

1.   The supplement dated November 26, 2002 is hereby withdrawn.

2.    The following changes are made to the section titled "Futures"
beginning on page 10.

     The first paragraph of that section is deleted and replaced with the following:

        The Fund can buy and sell futures contracts that relate to
        (1) broadly-based stock indices (these are referred to as
        "stock index futures"), (2) securities indices (these are
        referred to as "financial futures"), (3) foreign
        currencies (these are referred to as "forward contracts")
        and (4) an individual stock ("single stock futures").

   and the following is added as the third full paragraph of that same section:

        A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
        position.   Single stock futures trade on a very limited
        number of exchanges, with contracts typically not fungible among the exchanges.

3.   Class B, Class C, Class N and Class Y shares are not currently available for sale.

4.   The minimum initial purchase for Class A shares is $25,000 and the minimum subsequent investment is $5,000.  The minimum subsequent purchase amount through AccountLink is also $5,000.  The minimum initial and subsequent purchase amounts for retirement accounts are $5,000.

5.   No concessions are paid to brokers and dealers for the sale of Class A shares.  The distributor currently retains the entire sales charge.

6.   No Distribution or Service (12b-1) fee is currently paid on shares of the Fund.

7.   Federal Funds wires, PhoneLink, Internet access, automatic purchase, withdrawal plans and Networking through the National Securities Clearing
     Corporation are not available.

February 5, 2003                                                  PX0600.002